Summary of Significant Accounting Policies (Details)			6 Months Ended
	Jan. 25, 2023 USD ($)	Jan. 25, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Fair value of the contingent assets	$ 8,080,448	¥ 54,400,000
Fair value changes contingent asset			$ (310,667)
Allowance for credit losses			1,025,366	300,266
Impairment loss of goodwill			1,362,044
Carrying amount of goodwill			1,730,582		$ 3,057,943
Advance from customer			813,268		$ 1,039,310
Advance from customers and recognized			264,345	148,767
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses
Series of Individually Immaterial Business Acquisitions [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of the contingent assets			$ 647,040